Annual Total Returns- Transamerica Mid Cap Value (Class I2) [BarChart] - Class I2 - Transamerica Mid Cap Value - I2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.35%	20.76%	32.59%	15.32%	(2.71%)	14.70%	13.81%	(11.77%)	26.57%	0.18%